CONSOLIDATED CONDENSED INTERIM STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Interest-related Income	$ 1,767,412,833	$ 3,440,229,813
Interest-related Expenses	(698,297,733)	(1,293,954,303)
Net Income from Interest	1,069,115,100	2,146,275,510
Fee Income	415,445,241	295,035,166
Fee related Expenses	(53,710,476)	(41,519,836)
Net Fee Income	361,734,765	253,515,330
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	220,354,146	198,390,907
Income from Derecognition of Assets Measured at Amortized Cost	29,478,025	136,270,144
Exchange Rate Differences on Foreign Currency	16,068,427	57,180,396
Other Operating Income	165,893,041	145,884,250
Insurance Business Result	27,870,042	19,042,584
Impairment Charge	(400,748,571)	(143,810,165)
Net Operating Income	1,489,764,975	2,812,748,956
Personnel Expenses	(234,175,649)	(203,273,193)
Administrative Expenses	(266,553,714)	(186,539,038)
Depreciation Expenses	(62,026,531)	(45,722,955)
Other Operating Expenses	(296,540,074)	(505,007,561)
Loss on Net Monetary Position	(391,513,430)	(1,283,845,895)
Operating Income	238,955,577	588,360,314
Share of Profit from Associates and Joint Ventures	(3,742,554)	(2,186,502)
Income before Taxes on Continuing Operations	235,213,023	586,173,812
Income Tax on Continuing Operations	(72,585,210)	(200,281,111)
Net Income from Continuing Operations	162,627,813	385,892,701
Net Income for The Period	162,627,813	385,892,701
Net Income for The Period Attributable to Parent Company's Owners	162,579,195	386,056,421
Net Income for The Period Attributable to Non- controlling Interests	48,618	(163,720)
Earnings per Share
Net income attributable to Parent Company's Owners	162,579,195	386,056,421
Net income attributable to Parent Company's Owners Adjusted by Dilution Effects	$ 162,579,195	$ 386,056,421
Weighted Average of Outstanding Ordinary Shares in the Period (in shares)		1,474,692
Weighted Average of Outstanding Ordinary Shares in the Period Adjusted by Dilution Effects (in shares)	1,597,778	1,474,692
Basic Earnings per Share (in ars per share)	$ 101.75	$ 261.79
Diluted Earnings per Share (in ars per shares)	$ 101.75	$ 261.79